[GRAPHIC]

       Smith Barney
       Money
       Funds, Inc.

       -------------
       ANNUAL REPORT
       -------------

       December 31, 1998

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.(R)

Smith Barney
Money
Funds, Inc.

[PHOTO]
HEATH B. MCLENDON
Chairman

[PHOTO]
PHYLLIS M. ZAHORODNY
Vice President

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Money Funds, Inc. for the year ended December 31, 1998. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A summary of performance and more detailed financial information can be found in the appropriate sections that follow.

Performance Summary

The chart below shows the yields for the Cash, Government and Retirement Portfolios that make up the Smith Barney Money Funds for the seven-day period ended December 31, 1998.

Smith Barney Money Funds' Yields (Class A Shares)

                                                                   Seven-Day
Portfolio                       Seven-Day Yield                 Effective Yield*
--------------------------------------------------------------------------------
Cash                                 4.66%                           4.77%
Government                           4.51                            4.61
Retirement                           4.67                            4.77
--------------------------------------------------------------------------------

Please note that your investment in Smith Barney Money Funds is neither insured nor guaranteed by the U.S. government. Moreover, no assurance can be given that the Smith Barney Money Funds will be able to maintain a stable net asset value ("NAV") of $1.00 per share.

Market Update and Outlook

The effects of the global events in Russia, Japan and Asia have finally reached the United States. Many U.S. financial institutions have suffered losses due to their exposure to Russia and a widening spread on debt instruments in emerging markets. In fact, the widening spread of debt instruments has even occurred

----------
* The effective yield is for a seven-day period, as well, and takes into account the effects of compounding.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                 1
among "AA"-rated banks and brokerage firms as their future earnings continue to be questioned. Moreover, the near default of a major hedge fund caused spreads to widen even more as it began to liquidate its portfolio.

Instability in the capital markets and the downturn in the U.S. stock market prompted the Federal Reserve Board ("Fed") to take three preemptive moves lowering the federal-funds rate from 5.50% to 4.75%. In our view, this 75-basis point ease in the Fed's monetary policy has enabled the financial markets to function once again in an orderly, yet still cautious fashion. It appears that a full-blown credit crunch and U.S. economic recession have been avoided.

The financial markets are now focused as to what degree the U.S. economy may slow, and further monetary policy eases by the Fed will depend on how the U.S. economy performs. The major G-7 countries are closely monitoring the financial markets and global interest rate cuts have begun. The International Monetary Fund ("IMF") has devised liquidity plans for emerging market countries in Latin America and Asia to avoid funding disruptions when global capital flows become more volatile.

The most recent economic data suggests to us that the U.S. economy is still healthy and growing at around a 2.5% to 3.0% annual pace as we head into 1999. Several factors such as low interest rates, a healthy housing and consumer sector, recent lows in oil prices, a rebound in stock prices, and a bottoming out in Asia have all helped support global economic growth. On the other hand, a still weak manufacturing sector and some corporate profit pressures continue to weigh negatively on the U.S. economy.

Investment Update*

During its past fiscal year, the Smith Barney Cash Portfolio grew approximately 30% in asset size and the Portfolio's investment parameters remained conservative. We continue to adhere to our belief that managing interest rates and buying value on the yield curve is more successful over the long term than purchasing investments that carry additional risks. Recent inflows into the Portfolio were invested in blue-chip names such as Siemens and Proctor & Gamble, and the government agency discount note position was increased from 3.5% to 10.0%. The Cash Portfolio remains well diversified with close to 200 issues and the largest exposure in any one issuer was about 2.5%. At the close of the reporting period, the Cash Portfolio's assets were 54% in banks, 36% in corporates and 10% in government agencies.

----------
*     Please note that the Fund's holdings are subject to change.


--------------------------------------------------------------------------------
2                                             1998 Annual Report to Shareholders

The Smith Barney Government Portfolio grew 15% in asset size during the current fiscal year. Because of our favorable outlook during the reporting period, the Portfolio's average maturity was lengthened from 65 days to 75 days. When financial market turmoil was at its peak in response to the Russian crisis in October, spreads between U.S. Treasury bills and agencies widened out from 40 basis points to 120 basis points and currently stand at 55 basis points.

Lastly, the Smith Barney Retirement Portfolio grew 23% in asset size over the past fiscal year. We have lengthened the average maturity of the Retirement Portfolio from 65 to 75 days because we were bullish that short-term interest rates would decline throughout the year. The Retirement Portfolio's assets were 65% in banks, 30% in corporates and 5% in government agencies as of December 31, 1998.

In closing, thank you for investing in the Smith Barney Money Funds, Inc. We encourage you to visit our Web site at www.smithbarney.com. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon                      /s/ Phyllis M. Zahorodny

Heath B. McLendon                          Phyllis M. Zahorodny
Chairman                                   Vice President

January 4, 1999


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                 3

--------------------------------------------------------------------------------
Schedules of Investments                                       December 31, 1998
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

       FACE                                                         ANNUALIZED
      AMOUNT            SECURITY                                       YIELD                VALUE
=======================================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES -- 13.4%
$   116,750,000  Federal Farm Credit Bank
                   matures 3/2/99                                  5.50% to 5.52%       $   116,724,981
    282,279,000  Federal Home Loan Bank
                   mature 1/4/99 to 1/29/99                         5.00 to 5.12            281,653,250
  3,266,606,000  Federal Home Loan Mortgage Corp.
                   mature 1/4/99 to 4/30/99                         4.99 to 5.70          3,247,189,983
  1,714,408,000  Federal National Mortgage Association
                   mature 1/4/99 to 5/7/99                          4.94 to 5.75          1,702,993,237
-------------------------------------------------------------------------------------------------------
                 TOTAL U.S. AGENCIES
                 AND INSTRUMENTALITIES
                 (Cost -- $5,348,561,451)                                                 5,348,561,451
=======================================================================================================
MEDIUM-TERM NOTES -- 6.0%
     25,000,000  Abbey National PLC
                   matures 2/5/99                                       5.50                 24,995,831
     50,000,000  Banc One Columbus NA
                   matures 5/11/99                                      5.74                 49,989,768
    168,500,000  Bank of New York
                   mature 2/25/99 to 5/26/99                        5.00 to 5.80            168,530,063
    350,000,000  FCC National Bank
                   mature 1/7/99 to 1/15/99                         5.45 to 5.75            350,000,415
    550,000,000  First Union National Bank
                   mature 1/8/99 to 11/1/99                         4.65 to 5.63            550,000,000
    310,000,000  Harris Bank
                   mature 1/25/99 to 5/10/99                        5.00 to 5.20            309,999,983
    355,000,000  Merrill Lynch
                   mature 3/2/99 to 6/28/99                         5.68 to 5.82            354,993,484
    435,000,000  NationsBank
                   mature 1/4/99 to 4/26/99                         4.87 to 5.63            435,000,000
    100,000,000  Wachovia Bank
                   mature 1/19/99 to 1/20/99                            5.07                100,000,000
     30,000,000  Walt Disney Co.
                   matures 2/26/99                                      5.50                 29,991,695
-------------------------------------------------------------------------------------------------------
                 TOTAL MEDIUM-TERM NOTES
                 (Cost -- $2,373,501,239)                                                 2,373,501,239
=======================================================================================================
DOMESTIC CERTIFICATES OF DEPOSIT -- 1.9%
     50,000,000  American Centurion Bank
                   matures 2/8/99                                       5.30                 50,000,000
    150,000,000  Chase Manhattan Bank
                   mature 5/10/99 to 5/12/99                            5.80                149,967,677
    250,000,000  Chase Manhattan Delaware
                   mature 1/15/99 to 1/21/99                            5.62                250,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
4                                             1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1998
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

       FACE                                                         ANNUALIZED
      AMOUNT            SECURITY                                       YIELD                VALUE
======================================================================================================
DOMESTIC CERTIFICATES OF DEPOSIT -- 1.9% (continued)
$    75,000,000  Harris Bank
                   mature 1/7/99 to 2/1/99                         5.61% to 5.64%       $   75,000,000
    100,000,000  Morgan Guaranty
                   mature 2/2/99 to 2/3/99                          5.26 to 5.40            99,998,521
     50,000,000  NationsBank
                   matures 10/28/99                                     4.68                50,000,000
    100,000,000  Pittsburgh National Bank
                   mature 4/13/99 to 4/19/99                        4.83 to 5.02           100,034,104
------------------------------------------------------------------------------------------------------
                 TOTAL DOMESTIC CERTIFICATES
                 OF DEPOSIT
                 (Cost -- $775,000,302)                                                    775,000,302
======================================================================================================
OTHER CERTIFICATE PROGRAM -- 1.1%
    450,000,000  Dakota Certificate Program
                   mature 1/8/99 to 3/5/99
                 (Cost -- $448,146,445)                             5.27 to 5.63           448,146,445
======================================================================================================
TIME DEPOSITS -- 2.7%
    150,000,000  Barclays Bank
                   matures 1/4/99                                       5.31               150,000,000
    225,000,000  Canadian Imperial Bank of Commerce
                   matures 1/4/99                                   5.00 to 5.48           225,000,000
    150,000,000  Dresdner Bank
                   matures 1/4/99                                       5.47               150,000,000
    365,729,000  First Chicago
                   matures 1/4/99                                       5.00               365,729,000
    200,000,000  Paribas SA
                   matures 1/4/99                                       5.00               200,000,000
------------------------------------------------------------------------------------------------------
                 TOTAL TIME DEPOSITS
                 (Cost -- $1,090,729,000)                                                1,090,729,000
======================================================================================================
COMMERCIAL PAPER -- 50.1%
    278,450,000  Abbey National PLC
                   mature 1/6/99 to 5/4/99                          4.83 to 5.25           275,691,741
    250,000,000  ABN AMRO (Canada)
                   mature 1/15/99 to 5/28/99                        4.99 to 5.60           247,242,629
    185,500,000  AC Acquisitions
                   mature 1/20/99 to 3/12/99                        5.11 to 5.22           184,142,595
    160,000,000  Alliance & Leicester Building Society
                   mature 1/4/99 to 2/1/99                          5.19 to 5.63           159,720,022
    100,000,000  American Express Credit Corp.
                   matures 1/15/99                                      5.21                99,800,111
     80,000,000  American Home Products
                   mature 2/5/99 to 3/19/99                         5.21 to 5.22            79,301,166

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                 5

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1998
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

       FACE                                                         ANNUALIZED
      AMOUNT            SECURITY                                       YIELD               VALUE
====================================================================================================
COMMERCIAL PAPER -- 50.1% (continued)
$   298,800,000  ANZ Delaware Inc.
                   mature 3/3/99 to 3/12/99                        5.09% to 5.15%       $296,013,761
    225,000,000  Aspen Funding
                   mature 1/22/99 to 2/24/99                        5.45 to 5.63         223,721,278
    495,000,000  Asset Securitization
                   mature 1/22/99 to 3/12/99                        5.19 to 5.41         491,609,313
    350,000,000  Associates Corp. of North America
                   mature 1/13/99 to 4/19/99                        4.81 to 5.23         347,466,014
    364,611,000  Atlantis One Funding Corp.
                   mature 2/11/99 to 5/14/99                        5.14 to 5.53         360,601,226
     50,000,000  Banc One Corp.
                   matures 4/20/99                                      4.99              49,259,708
     80,000,000  Bank of New York
                   mature 1/15/99 to 3/8/99                         5.11 to 5.44          79,511,875
    220,000,000  BankAmerica Corp.
                   mature 4/20/99 to 5/5/99                         4.89 to 5.03         216,657,389
    100,000,000  Bayerische Hypo-und Vereinsbank
                   matures 4/19/99                                      4.78              98,599,000
    275,000,000  BBL NA Inc.
                   mature 2/16/99 to 3/16/99                        5.11 to 5.32         272,523,291
    322,300,000  BCI Funding Corp.
                   mature 1/5/99 to 6/15/99                         4.97 to 5.25         319,161,839
    325,000,000  Cades
                   mature 1/19/99 to 5/25/99                        4.98 to 5.15         322,097,458
    108,000,000  Canadian Wheat Board
                   mature 2/8/99 to 4/26/99                         4.81 to 5.17         106,869,036
     25,000,000  Cariplo Finance Inc.
                   matures 1/6/99                                       5.53              24,980,903
    100,000,000  CCBP International Inc.
                   mature 2/24/99 to 3/11/99                        5.11 to 5.17          99,133,541
    148,750,000  Centric Capital Corp.
                   mature 1/4/99 to 3/17/99                         5.27 to 5.40         148,160,919
    300,000,000  Chase Manhattan Bank
                   mature 1/15/99 to 3/31/99                        4.92 to 5.27         298,007,931
    400,000,000  CIT Group Holdings, Inc.
                   mature 1/19/99 to 3/15/99                        5.10 to 5.64         397,891,181
    282,000,000  Commerzbank US Finance
                   mature 1/11/99 to 4/19/99                        4.80 to 5.60         280,299,198
     90,000,000  Compagnie de Saint-Gobain
                   mature 1/29/99 to 5/27/99                        5.00 to 5.12          88,698,563
    194,000,000  Credit Suisse First Boston Corp.
                   mature 1/14/99 to 5/11/99                        5.21 to 5.42         192,667,595

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                             1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1998
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

       FACE                                                         ANNUALIZED
      AMOUNT            SECURITY                                       YIELD               VALUE
====================================================================================================
COMMERCIAL PAPER -- 50.1% (continued)
$   100,000,000  Credito Italiano Delaware, Inc.
                   mature 2/4/99 to 2/16/99                        5.22% to 5.28%       $ 99,423,944
    330,000,000  Cregem North America Inc.
                   mature 1/8/99 to 6/11/99                         4.98 to 5.64         326,966,440
    431,085,000  Daimler-Benz North America Corp.
                   mature 1/28/99 to 5/28/99                        4.85 to 5.14         425,298,133
    291,400,000  Delaware Funding Corp.
                   mature 1/7/99 to 1/28/99                         5.29 to 5.55         290,592,227
    199,000,000  Den Danske Bank
                   mature 1/7/99 to 6/14/99                         4.99 to 5.51         197,293,653
    120,000,000  Deutsche Bank Finance Inc.
                   mature 1/5/99 to 1/20/99                         5.18 to 5.53         119,779,947
    385,000,000  Diageo PLC
                   mature 1/8/99 to 3/15/99                         5.10 to 5.63         382,416,332
     50,000,000  Dresdner US Finance Inc.
                   matures 1/11/99                                      5.52              49,924,861
    250,000,000  E.I. du Pont de Nemours & Co.
                   mature 1/14/99 to 4/29/99                        4.79 to 5.25         248,694,138
    250,935,000  Enterprise Funding Corp.
                   mature 1/15/99 to 3/5/99                         5.29 to 5.54         249,996,987
     44,013,000  Fleet Funding Inc.
                   matures 2/12/99                                      5.31              43,743,420
     50,000,000  Ford Credit Europe PLC
                   matures 1/15/99                                      5.14              49,901,222
    375,000,000  Ford Motor Credit Co.
                   mature 1/8/99 to 3/1/99                          5.17 to 5.60         373,286,784
    700,000,000  General Electric Capital Corp.
                   mature 1/13/99 to 6/10/99                        5.00 to 5.64         694,432,848
    675,000,000  General Motors Acceptance Corp.
                   mature 1/6/99 to 2/17/99                         5.17 to 5.82         672,904,681
    328,000,000  Generale Bank
                   mature 1/4/99 to 4/26/99                         4.88 to 5.65         325,977,464
    154,300,000  Glaxo Holdings Inc.
                   mature 1/8/99 to 2/26/99                         5.10 to 5.23         153,499,277
    500,000,000  Goldman Sachs & Co.
                   mature 1/14/99 to 5/17/99                        4.87 to 5.71         495,114,743
    225,000,000  Halifax Building Society
                   mature 1/8/99 to 4/26/99                         4.82 to 5.60         223,841,243
    200,000,000  IBM Credit Corp.
                   mature 1/11/99 to 2/18/99                        5.08 to 5.60         198,984,097
    322,285,000  International Lease Finance
                   mature 1/12/99 to 3/29/99                        4.84 to 5.60         320,221,119
    250,000,000  International Nederlanden US Funding Corp.
                   mature 2/22/99 to 5/11/99                        4.86 to 5.16         246,835,250

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                 7

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1998
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

       FACE                                                         ANNUALIZED
      AMOUNT            SECURITY                                       YIELD               VALUE
====================================================================================================
COMMERCIAL PAPER -- 50.1% (continued)
$   550,000,000  J.P. Morgan & Co.
                   mature 1/6/99 to 5/20/99                        4.89% to 5.63%       $543,761,861
     45,000,000  Johnson & Johnson
                   matures 6/24/99                                      4.96              43,949,476
    290,282,000  Kitty Hawk
                   mature 1/22/99 to 3/15/99                        5.17 to 5.45         288,166,143
    100,000,000  Kredietbank NA Finance
                   mature 2/2/99 to 2/4/99                          5.21 to 5.31          99,523,944
    485,000,000  Lloyds Bank
                   mature 2/26/99 to 5/18/99                        4.85 to 5.24         478,767,864
    445,000,000  Merrill Lynch
                   mature 1/15/99 to 5/24/99                        5.02 to 5.67         441,320,777
    800,000,000  Morgan Stanley Dean Witter & Co.
                   mature 1/8/99 to 4/23/99                         4.94 to 5.65         796,266,316
    150,000,000  National Australia Funding Delaware
                   mature 1/19/99 to 2/4/99                         5.21 to 5.22         149,498,278
     50,000,000  National Bank of Canada Finance USA
                   matures 3/15/99                                      5.09              49,490,014
     30,000,000  National Bank of Detroit
                   matures 4/27/99                                      5.00              29,527,300
    165,000,000  NationsBank
                   mature 2/2/99 to 2/9/99                          5.60 to 5.66         164,066,333
    100,000,000  New Center Asset Trust
                   matures 1/28/99                                      5.28              99,610,000
    200,000,000  Norwest Corp.
                   mature 1/22/99 to 1/29/99                        5.10 to 5.22         199,327,819
    160,000,000  Oesterriesche Kontrollbank
                   matures 5/18/99                                      5.02             157,016,445
    150,500,000  Ontario Hydro
                   mature 3/8/99 to 3/15/99                         5.05 to 5.06         149,024,746
    484,225,000  Preferred Receivable Funding
                   mature 1/11/99 to 3/4/99                         5.16 to 5.56         481,848,669
    206,000,000  Procter & Gamble Co.
                   mature 1/15/99 to 3/19/99                        5.09 to 5.60         204,839,990
    206,390,000  Province de Quebec
                   mature 1/11/99 to 5/12/99                        5.03 to 5.64         204,546,995
     25,800,000  Province of British Columbia
                   matures 2/12/99                                      5.50              25,638,513
     91,890,000  Province of Ontario
                   matures 3/22/99                                      5.10              90,860,832
    136,352,000  Quincy Capital Corp.
                   mature 1/27/99 to 2/5/99                         5.36 to 5.48         135,772,873
    119,163,000  Receivable Capital Corp.
                   matures 1/13/99                                      5.38             118,950,890

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                             1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1998
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

       FACE                                                         ANNUALIZED
      AMOUNT            SECURITY                                       YIELD                 VALUE
=======================================================================================================
COMMERCIAL PAPER -- 50.1% (continued)
$   170,383,000  Rose Funding
                   mature 1/8/99 to 2/26/99                        5.32% to 5.47%       $   169,712,696
    211,000,000  San Paolo US Finance Inc.
                   mature 1/12/99 to 6/10/99                        4.86 to 5.62            209,241,464
    100,000,000  Sears & Roebuck Acceptance Corp.
                   mature 1/25/99 to 2/8/99                         5.24 to 5.33             99,548,333
    150,000,000  Siemens Corp.
                   mature 1/8/99 to 4/23/99                         4.74 to 5.62            149,099,944
     70,800,000  Societe Generale (New York)
                   mature 1/12/99 to 5/13/99                        5.09 to 5.51             69,856,346
     95,000,000  Svenska Handelsbanken
                   mature 1/15/99 to 4/23/99                        4.90 to 5.26             94,229,883
    300,000,000  Swedish Export Credit Corp.
                   mature 2/3/99 to 3/29/99                         4.85 to 5.19            297,364,792
     25,000,000  Toronto Dominion Holdings USA Inc.
                   matures 2/4/99                                       5.16                 24,879,820
    264,200,000  Transamerica Finance Corp.
                   mature 1/11/99 to 3/1/99                         5.06 to 5.61            262,969,503
    550,000,000  Union Bank of Switzerland
                   mature 1/6/99 to 5/10/99                         4.90 to 5.62            546,543,498
     72,000,000  USAA Capital Corp.
                   mature 1/28/99 to 3/26/99                        4.90 to 5.22             71,458,380
    135,000,000  Wachovia Bank
                   mature 1/14/99 to 3/4/99                         5.06 to 5.19            134,157,639
    295,925,000  Walt Disney Co.
                   mature 1/29/99 to 4/29/99                        4.75 to 5.07            292,347,640
    100,000,000  Wells Fargo Bank
                   matures 3/12/99                                      5.14                 99,012,223
    275,000,000  Westpac
                   mature 2/2/99 to 3/18/99                         5.09 to 5.32            272,981,139
    125,000,000  Windmill Funding Corp.
                   mature 3/4/99 to 3/18/99                         5.19 to 5.21            123,792,473
    150,000,000  Woolwich Building Society
                   mature 3/24/99 to 4/23/99                        4.81 to 5.16            147,958,083
-------------------------------------------------------------------------------------------------------
                 TOTAL COMMERCIAL PAPER
                 (Cost -- $19,965,888,027)                                               19,965,888,027
=======================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 24.8%
    250,000,000  Abbey National PLC
                   mature 2/8/99 to 7/27/99                         5.09 to 5.72            250,002,733
    100,000,000  ABN AMRO Bank (Chicago)
                   mature 3/1/99 to 5/10/99                         5.13 to 5.16            100,003,429
    200,000,000  ABN AMRO Bank (New York)
                   matures 5/10/99                                      5.04                200,006,989

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                 9

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1998
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

       FACE                                                         ANNUALIZED
      AMOUNT            SECURITY                                       YIELD               VALUE
====================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 24.8% (continued)
$   400,000,000  Bank Austriengellschaft
                   mature 1/25/99 to 7/23/99                       5.01% to 5.80%       $399,969,458
    400,000,000  Bank of Montreal
                   mature 1/15/99 to 2/18/99                        5.22 to 5.60         399,999,887
    370,000,000  Bank of Nova Scotia
                   mature 1/11/99 to 8/23/99                        4.85 to 5.70         369,999,373
    550,000,000  Banque National de Paris
                   mature 1/15/99 to 8/2/99                         4.88 to 5.88         549,938,326
    408,000,000  Barclays Bank
                   mature 1/7/99 to 4/27/99                         4.86 to 5.74         408,025,020
    150,000,000  Bayerische Hypo-und Vereinsbank
                   mature 2/5/99 to 3/17/99                         4.78 to 5.30         150,002,870
    369,000,000  Bayerische Landesbank
                   mature 2/2/99 to 10/29/99                        4.65 to 5.80         369,037,289
    280,000,000  Bayerische Vereinsbank
                   mature 1/4/99 to 2/5/99                          5.45 to 5.64         280,001,498
    300,000,000  Canadian Imperial Bank of Commerce
                   mature 1/13/99 to 6/14/99                        5.05 to 5.75         299,988,055
    265,000,000  Cariplo
                   mature 1/4/99 to 5/19/99                         5.02 to 5.61         264,985,680
    196,000,000  Commerzbank
                   mature 1/7/99 to 1/21/99                         5.32 to 5.63         195,998,701
    339,000,000  Credit Agricole Indosuez
                   mature 1/7/99 to 5/4/99                          5.00 to 5.85         339,095,273
     21,000,000  Credit Suisse
                   matures 1/7/99                                       5.62              20,999,746
    225,000,000  Credit Suisse First Boston Corp.
                   mature 3/25/99 to 8/24/99                        5.60 to 5.86         225,043,239
     75,000,000  Creditanstalt Bankverein
                   mature 4/23/99 to 5/26/99                        5.08 to 5.75          75,046,036
    118,000,000  Credito Italiano
                   mature 1/4/99 to 2/8/99                          5.16 to 5.65         118,001,416
     40,000,000  Den Danske Bank
                   matures 1/7/99                                       5.64              39,999,732
    498,000,000  Deutsche Bank
                   mature 1/4/99 to 10/29/99                        4.65 to 5.81         497,966,897
    330,000,000  Dresdner Bank
                   mature 1/15/99 to 5/6/99                         4.87 to 5.75         330,020,791
     75,000,000  Generale Bank (New York)
                   mature 1/12/99 to 2/8/99                         5.27 to 5.63          74,996,681
    100,000,000  Halifax Building Society
                   mature 1/8/99 to 2/2/99                          5.22 to 5.60         100,000,536
    350,000,000  Hessiche Landesbank
                   mature 1/19/99 to 5/17/99                        5.04 to 5.60         350,004,670

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1998
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

       FACE                                                         ANNUALIZED
      AMOUNT            SECURITY                                       YIELD                 VALUE
=======================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 24.8% (continued)
$    37,000,000  International Nederlanden Group
                   matures 1/8/99                                       5.60%           $    36,998,144
     15,000,000  Lloyds Bank
                   matures 1/4/99                                       5.62                 15,000,043
     50,000,000  National Australia Bank
                   matures 3/2/99                                       5.19                 50,000,823
    326,500,000  National Bank of Canada
                   mature 3/24/99 to 7/12/99                        4.87 to 5.80            326,478,451
    140,000,000  National Westminster Bank PLC
                   mature 1/19/99 to 4/28/99                        5.23 to 5.84            139,987,114
    440,000,000  Rabobank Nederland N.V.
                   mature 1/4/99 to 5/5/99                          4.85 to 5.81            440,082,102
    370,000,000  Royal Bank of Canada
                   mature 2/5/99 to 11/10/99                        5.00 to 5.85            369,972,381
    134,000,000  San Paolo Bank
                   mature 1/6/99 to 5/5/99                          5.65 to 5.85            133,976,394
    150,000,000  Societe Generale
                   mature 4/30/99 to 8/3/99                         5.75 to 5.89            149,969,131
    468,500,000  Societe Generale (New York)
                   mature 1/11/99 to 6/8/99                         4.84 to 5.87            468,668,331
    205,000,000  Svenska Handelsbanken
                   mature 1/4/99 to 4/19/99                         4.87 to 5.27            205,001,723
    442,400,000  Swiss Bank Corp.
                   mature 3/25/99 to 6/11/99                        5.70 to 5.85            442,331,905
    315,000,000  Toronto Dominion Holdings USA Inc.
                   mature 1/4/99 to 7/26/99                         5.11 to 5.75            314,976,829
    375,000,000  Westdeutsche Landesbank
                   mature 1/6/99 to 11/3/99                         4.70 to 5.63            374,994,777
-------------------------------------------------------------------------------------------------------
                 TOTAL FOREIGN CERTIFICATES
                 OF DEPOSIT
                 (Cost -- $9,877,572,473)                                                 9,877,572,473
=======================================================================================================
                 TOTAL INVESTMENTS -- 100%
                 (Cost -- $39,879,398,937*)                                             $39,879,398,937
=======================================================================================================

* Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                11

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1998
--------------------------------------------------------------------------------

                              GOVERNMENT PORTFOLIO

       FACE                                                         ANNUALIZED
      AMOUNT            SECURITY                                       YIELD                 VALUE
=======================================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES -- 97.7%
$    77,800,000  Federal Farm Credit Bank
                   mature 2/24/99 to 8/3/99                        5.42% to 5.69%       $    77,606,448
  1,064,642,000  Federal Home Loan Bank
                   mature 1/4/99 to 7/15/99                         4.71 to 5.72          1,059,224,998
  2,494,454,000  Federal Home Loan Mortgage Corp.
                   mature 1/11/99 to 8/13/99                        4.65 to 5.65          2,477,427,987
  1,629,157,000  Federal National Mortgage Association
                   mature 1/4/99 to 7/9/99                          4.63 to 5.72          1,615,816,275
-------------------------------------------------------------------------------------------------------
                 TOTAL U.S. AGENCIES AND
                 INSTRUMENTALITIES
                 (Cost -- $5,230,075,708)                                                 5,230,075,708
=======================================================================================================
REPURCHASE AGREEMENT -- 2.3%
    121,780,000  Morgan Stanley Dean Witter & Co., 4.65% due 1/4/99; Proceeds
                 at maturity -- $121,842,920; (Fully collateralized by
                 U.S. Treasury Notes, Bills, Bonds, 6.00% to 6.38%
                 due 4/30/99 to 2/15/26; Market value -- $124,216,228)
                 (Cost -- $121,780,000)                                                     121,780,000
=======================================================================================================
                 TOTAL INVESTMENTS -- 100%
                 (Cost -- $5,351,855,708*)                                               $5,351,855,708
=======================================================================================================

* Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1998
--------------------------------------------------------------------------------

                              RETIREMENT PORTFOLIO

       FACE                                                         ANNUALIZED
      AMOUNT            SECURITY                                       YIELD               VALUE
====================================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES -- 4.7%
$    40,000,000  Federal Home Loan Mortgage Corp.
                   mature 2/8/99 to 3/26/99                        5.04% to 5.08%       $ 39,725,917
     40,000,000  Federal National Mortgage Association
                   mature 2/5/99 to 3/10/99                         5.04 to 5.07          39,714,450
----------------------------------------------------------------------------------------------------
                 TOTAL U.S. AGENCIES AND
                 INSTRUMENTALITIES
                 (Cost -- $79,440,367)                                                    79,440,367
====================================================================================================
DOMESTIC BANK OBLIGATIONS -- 7.4%
     10,000,000  Bank of America NT & SA
                   matures 2/17/99                                      5.70               9,996,273
     35,000,000  FCC National Bank
                   matures 2/11/99                                      5.14              35,000,000
     20,000,000  First Union National Bank
                   matures 2/4/99                                       5.62              20,000,000
     20,000,000  Harris Bank
                   matures 1/12/99                                      5.35              20,000,000
     40,000,000  NationsBank
                   mature 2/22/99 to 4/15/99                        5.05 to 5.24          40,000,000
----------------------------------------------------------------------------------------------------
                 TOTAL DOMESTIC BANK OBLIGATIONS
                 (Cost -- $124,996,273)                                                  124,996,273
====================================================================================================
MEDIUM-TERM NOTE -- 0.6%
     10,000,000  Abbey National PLC matures 7/27/99
                 (Cost -- $9,996,738)                                   5.71               9,996,738
====================================================================================================
COMMERCIAL PAPER -- 61.4%
     24,000,000  Alliance & Leicester Building Society
                   mature 2/1/99 to 4/6/99                          4.88 to 5.55          23,808,520
     35,000,000  Asset Securitization
                   mature 2/18/99 to 3/17/99                        5.19 to 5.45          34,696,800
     15,000,000  Bank of Nova Scotia
                   matures 2/8/99                                       5.30              14,917,192
     40,000,000  BCI Funding Corp.
                   mature 1/6/99 to 6/15/99                         4.98 to 5.23          39,675,457
     27,900,000  Chase Manhattan Bank
                   mature 1/29/99 to 3/31/99                        4.92 to 5.20          27,709,944
     35,000,000  Commerzbank US Finance
                   mature 2/5/99 to 2/12/99                         5.16 to 5.60          34,801,462
     30,000,000  Compagnie de Saint-Gobain
                   mature 2/10/99 to 6/14/99                        5.00 to 5.33          29,579,550
     12,000,000  Credit Suisse First Boston Corp.
                   matures 1/12/99                                      5.24              11,981,043
     40,000,000  Cregem North America Inc.
                   mature 1/21/99 to 6/11/99                        4.97 to 5.60          39,507,221

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                13

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1998
--------------------------------------------------------------------------------

                              RETIREMENT PORTFOLIO

       FACE                                                         ANNUALIZED
      AMOUNT            SECURITY                                       YIELD               VALUE
====================================================================================================
COMMERCIAL PAPER -- 61.4% (continued)
$    20,000,000  Daimler-Benz North America Corp.
                   matures 4/26/99                                      5.07%           $ 19,681,833
     15,000,000  Den Danske Bank
                   matures 2/10/99                                      5.30              14,912,833
     23,000,000  E.I. du Pont de Nemours & Co.
                   mature 2/12/99 to 3/26/99                        4.96 to 5.25          22,788,238
     40,000,000  Ford Motor Credit Co.
                   mature 1/11/99 to 2/4/99                         5.22 to 5.35          39,873,278
     40,000,000  General Electric Capital Corp.
                   mature 1/12/99 to 4/28/99                        5.03 to 5.30          39,604,403
     20,000,000  General Motors Acceptance Corp.
                   matures 2/3/99                                       5.30              19,904,117
     15,000,000  Generale Bank
                   matures 2/10/99                                      5.30              14,912,833
     20,000,000  Glaxo Holdings Inc.
                   matures 2/22/99                                      5.12              19,854,111
     45,000,000  Goldman Sachs & Co.
                   mature 2/11/99 to 5/13/99                        5.18 to 5.39          44,471,829
     40,000,000  Halifax Building Society
                   mature 1/25/99 to 2/3/99                         5.26 to 5.60          39,831,917
     15,000,000  International Nederlanden US Funding Corp.
                   matures 3/4/99                                       5.15              14,868,767
     45,000,000  J.P. Morgan & Co.
                   mature 1/19/99 to 6/11/99                        4.98 to 5.40          44,678,747
     15,000,000  Kredietbank NA Finance
                   matures 1/26/99                                      5.32              14,945,208
     20,000,000  Lloyds Bank
                   matures 2/1/99                                       5.16              19,912,339
     30,000,000  Merrill Lynch
                   matures 1/19/99                                      5.15              29,923,800
     40,000,000  Morgan Stanley Dean Witter & Co.
                   mature 1/22/99 to 3/23/99                        5.34 to 5.65          39,747,919
     35,000,000  Oesterriesche Kontrollbank
                   matures 2/22/99                                      5.11              34,744,694
     18,000,000  Procter & Gamble Co.
                   mature 1/26/99 to 1/29/99                        5.16 to 5.60          17,930,056
     13,700,000  Province de Quebec
                   matures 3/2/99                                       5.11              13,584,692
     28,440,000  Province of Ontario
                   matures 3/22/99                                      5.14              28,118,944
     41,900,000  San Paolo US Finance Inc.
                   mature 2/8/99 to 6/22/99                         5.05 to 5.64          41,420,752
     25,000,000  Shell Oil
                   matures 1/4/99                                       5.00              24,989,583

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1998
--------------------------------------------------------------------------------

                              RETIREMENT PORTFOLIO

       FACE                                                         ANNUALIZED
      AMOUNT            SECURITY                                       YIELD                 VALUE
=======================================================================================================
COMMERCIAL PAPER -- 61.4% (continued)
$    28,000,000  Siemens Corp.
                   matures 1/20/99                                      4.98%            $   27,927,293
     20,000,000  Swedish Export Credit Corp.
                   matures 3/2/99                                       5.12                 19,831,333
     15,000,000  Toronto Dominion Holdings USA Inc.
                   matures 6/1/99                                       5.02                 14,691,708
     15,000,000  Transamerica Finance Corp.
                   matures 1/14/99                                      5.12                 14,972,592
     40,000,000  Union Bank of Switzerland
                   matures 3/22/99                                      4.90                 39,573,333
     25,000,000  Wachovia Bank
                   matures 1/25/99                                      5.26                 24,913,333
     30,000,000  Westpac
                   matures 2/5/99                                       5.30                 29,847,458
-------------------------------------------------------------------------------------------------------
                 TOTAL COMMERCIAL PAPER
                 (Cost -- $1,029,135,132)                                                 1,029,135,132
=======================================================================================================
DOMESTIC CERTIFICATES OF DEPOSIT -- 0.6%
     10,000,000  Chase Manhattan Bank
                   matures 5/11/99 (Cost -- $9,997,240)                 5.81                  9,997,240
=======================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 18.3%
     30,000,000  ABN AMRO Bank NV
                   mature 1/20/99 to 3/1/99                         5.12 to 5.63             30,000,794
     10,000,000  Bank Austriengellschaft
                   matures 1/25/99                                      5.18                 10,001,538
     25,000,000  Bank of Nova Scotia
                   mature 2/25/99 to 3/29/99                        5.73 to 5.80             24,990,936
     10,000,000  Bayerische Landesbank
                   matures 8/25/99                                      5.60                  9,997,519
      5,000,000  Bayerische Vereinsbank
                   matures 2/2/99                                       5.61                  4,999,877
     20,000,000  Canadian Imperial Bank of Commerce
                   matures 1/14/99                                      5.27                 20,000,000
     10,000,000  Cariplo
                   matures 2/24/99                                      5.55                 10,000,883
     20,000,000  Credit Agricole Indosuez
                   mature 2/26/99 to 4/16/99                        5.71 to 5.82             19,996,974
     20,000,000  Deutsche Bank
                   mature 4/16/99 to 5/3/99                         5.68 to 5.75             20,001,132
     20,000,000  Dresdner Bank
                   matures 2/18/99                                      5.10                 20,000,000
      5,000,000  International Nederlanden Group
                   matures 1/29/99                                      5.64                  5,000,066

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                15

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1998
--------------------------------------------------------------------------------

                              RETIREMENT PORTFOLIO

       FACE                                                         ANNUALIZED
      AMOUNT            SECURITY                                       YIELD                 VALUE
=======================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 18.3% (continued)
$     5,000,000  Kredietbank NA Finance
                   matures 3/29/99                                      5.62%            $    4,999,397
     30,000,000  National Bank of Canada
                   mature 2/5/99 to 6/10/99                         5.25 to 5.82             29,997,692
     30,000,000  Rabobank Nederland N.V.
                   mature 3/24/99 to 4/27/99                        4.85 to 5.75             30,020,836
     10,000,000  Societe Generale
                   matures 5/5/99                                       5.85                  9,999,025
     12,000,000  Swiss Bank Corp.
                   matures 2/10/99                                      5.60                 11,998,900
     19,000,000  Toronto Dominion Holdings USA Inc.
                   mature 1/4/99 to 6/25/99                         5.23 to 5.62             18,999,897
     25,000,000  Westdeutsche Landesbank
                   mature 1/28/99 to 3/22/99                        5.16 to 5.31             25,000,895
-------------------------------------------------------------------------------------------------------
                 TOTAL FOREIGN CERTIFICATES OF DEPOSIT
                 (Cost -- $306,006,361)                                                     306,006,361
=======================================================================================================
TIME DEPOSITS -- 6.3%
     30,000,000  Bank Austriengellshcaft
                   matures 1/4/99                                       5.13                 30,000,000
     30,000,000  Paribas Finance Inc. Banque Paribas
                   matures 1/4/99                                       5.00                 30,000,000
     25,000,000  Republic National Bank of New York
                   matures 1/4/99                                       5.44                 25,000,000
     20,000,000  Westdeutsche Landesbank
                   matures 1/4/99                                       5.25                 20,000,000
-------------------------------------------------------------------------------------------------------
                 TOTAL TIME DEPOSITS
                 (Cost -- $105,000,000)                                                     105,000,000
=======================================================================================================
REPURCHASE AGREEMENT -- 0.7%
     11,501,000  Morgan Stanley Dean Witter & Co., 4.65% due 1/4/99;
                 Proceeds at maturity -- $11,506,942;
                 (Fully collateralized by U.S. Treasury Notes and Bills,
                 7.50% due 8/19/99 to 11/15/01; Market value -- $11,791,539)
                 (Cost -- $11,501,000)                                                       11,501,000
=======================================================================================================
                 TOTAL INVESTMENTS -- 100%
                 (Cost -- $1,676,073,111*)                                               $1,676,073,111
=======================================================================================================

* Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Assets and Liabilities                            December 31, 1998
--------------------------------------------------------------------------------

                                            Cash               Government          Retirement
                                          Portfolio             Portfolio           Portfolio
===============================================================================================
ASSETS:
  Investments, at amortized cost      $ 39,879,398,937       $5,351,855,708      $1,676,073,111
  Cash                                             128                  531                 264
  Interest receivable                      310,530,832            6,936,233          10,670,695
  Other assets                                      --               16,072                  --
-----------------------------------------------------------------------------------------------
  Total Assets                          40,189,929,897        5,358,808,544       1,686,744,070
-----------------------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                         90,721,048           12,052,354           3,795,454
  Management fees payable                   12,686,789            1,870,868             529,321
  Distribution fees payable                  1,319,695              128,097              56,473
  Deferred compensation payable                159,083               26,625              10,167
  Accrued expenses                           7,418,378                   --             264,019
-----------------------------------------------------------------------------------------------
  Total Liabilities                        112,304,993           14,077,944           4,655,434
-----------------------------------------------------------------------------------------------
Total Net Assets                      $ 40,077,624,904       $5,344,730,600      $1,682,088,636
===============================================================================================
NET ASSETS:
  Par value of capital shares
    (50,000,000,000,
    10,000,000,000 and
    5,000,000,000 shares
    authorized, respectively;
    par value $0.01 per share)        $    400,783,817       $   53,447,140      $   16,820,867
  Capital paid in excess of
    par value                           39,677,845,699        5,291,283,460       1,665,265,793
  Undistributed net investment
    income                                          --                   --               1,976
  Accumulated net realized loss
    from security transactions              (1,004,612)                  --                  --
-----------------------------------------------------------------------------------------------
Total Net Assets                      $ 40,077,624,904       $5,344,730,600      $1,682,088,636
===============================================================================================
Shares Outstanding:
  Class A                               39,917,400,854        5,284,001,687       1,682,086,660
  ---------------------------------------------------------------------------------------------
  Class L                                      412,144              206,474                  --
  ---------------------------------------------------------------------------------------------
  Class Y                                  158,530,798            3,658,866                  --
  ---------------------------------------------------------------------------------------------
  Class Z                                    2,037,873           56,846,929                  --
  ---------------------------------------------------------------------------------------------
Net Asset Value, per class                       $1.00                $1.00               $1.00
===============================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                17

--------------------------------------------------------------------------------
Statements of Operations                    For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                       Cash            Government        Retirement
                                     Portfolio          Portfolio         Portfolio
=====================================================================================
INVESTMENT INCOME:
  Interest                        $1,994,782,487      $278,879,265       $82,580,806
-------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 3)           138,431,850        21,476,822         6,375,587
  Shareholder and system
    servicing fees                    42,375,675         2,888,800         1,993,582
  Distribution fees (Note 3)          35,598,591         5,019,128         1,468,261
  Shareholder communications           5,853,915           397,640           345,753
  Custody                              2,164,351           195,088            63,375
  Registration fees                    1,791,064           358,919           304,505
  Directors' fees                        169,631            28,144            11,515
  Insurance                              155,673            60,927            14,326
  Audit and legal                         91,586            49,785            29,785
  Other                                   73,531            27,125             5,370
-------------------------------------------------------------------------------------
  Total Expenses                     226,705,867        30,502,378        10,612,059

Less: Management
  fee waiver (Note 3)                         --                --          (385,222)
-------------------------------------------------------------------------------------
Net Expenses                         226,705,867        30,502,378        10,226,837
-------------------------------------------------------------------------------------
Net Investment Income              1,768,076,620       248,376,887        72,353,969
-------------------------------------------------------------------------------------
Net Realized Gain From
  Security Transactions                   69,008             5,119                --
-------------------------------------------------------------------------------------
Increase in Net Assets
  From Operations                 $1,768,145,628      $248,382,006       $72,353,969
=====================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                       For the Years Ended December 31,

Cash Portfolio                                       1998                    1997
========================================================================================
OPERATIONS:
  Net investment income                       $   1,768,076,620       $   1,491,886,315
  Net realized gain                                      69,008                  13,789
----------------------------------------------------------------------------------------
  Increase in Net Assets From Operations          1,768,145,628           1,491,900,104
----------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                            (1,768,014,366)         (1,491,864,232)
----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Proceeds from sale of shares                  161,515,398,630         133,949,259,558
  Net asset value of shares issued
    in connection with the transfer
    of net assets of the Smith Barney
    Funds, Inc. -- Income Return
    Account Portfolio (Note 7)                               --                 977,206
  Net asset value of shares issued
    for reinvestment of dividends                 1,705,807,910           1,440,716,985
  Cost of shares reacquired                    (154,036,489,930)       (131,985,544,414)
----------------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                       9,184,716,610           3,405,409,335
----------------------------------------------------------------------------------------
Increase in Net Assets                            9,184,847,872           3,405,445,207

NET ASSETS:
  Beginning of year                              30,892,777,032          27,487,331,825
----------------------------------------------------------------------------------------
  End of year                                 $  40,077,624,904        $ 30,892,777,032
========================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                19

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

                                                      For the Years Ended December 31,

Government Portfolio                                1998                    1997
======================================================================================
OPERATIONS:
  Net investment income                       $    248,376,887       $    225,000,522
  Net realized gain                                      5,119                  1,014
--------------------------------------------------------------------------------------
  Increase in Net Assets From Operations           248,382,006            225,001,536
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                             (248,382,006)          (225,001,536)
--------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sales of shares             18,766,441,650         16,950,826,473
  Net asset value of shares issued
    for reinvestment of dividends                  242,100,573            218,982,359
  Cost of shares reacquired                    (18,294,653,762)       (16,981,687,366)
--------------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                        713,888,461            188,121,466
--------------------------------------------------------------------------------------
Increase in Net Assets                             713,888,461            188,121,466

NET ASSETS:
  Beginning of year                              4,630,842,139          4,442,720,673
--------------------------------------------------------------------------------------
  End of year                                 $  5,344,730,600       $  4,630,842,139
======================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
20                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

                                                For the Years Ended December 31,

Retirement Portfolio                              1998                 1997
================================================================================
OPERATIONS:
  Net investment income                     $    72,353,969     $    67,588,831
  Net realized gain                                      --               4,875
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations         72,353,969          67,593,706
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                           (72,351,993)        (67,593,706)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sales of shares           5,440,139,414       5,002,210,790
  Net asset value of shares issued
    for reinvestment of dividends                70,372,913          66,161,619
  Cost of shares reacquired                  (5,195,545,701)     (5,056,269,867)
--------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                     314,966,626          12,102,542
--------------------------------------------------------------------------------
Increase in Net Assets                          314,968,602          12,102,542

NET ASSETS:
  Beginning of year                           1,367,120,034       1,355,017,492
--------------------------------------------------------------------------------
  End of year                               $ 1,682,088,636     $ 1,367,120,034
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                21

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney Money Funds, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): the Cash Portfolio, the Government Portfolio and the Retirement Portfolio.

The significant accounting policies consistently followed by the Fund are: (a) transactions in money market instruments and U.S. government obligations are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium approximates value; (c) interest income is recorded on the accrual basis; (d) direct expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Dividends

Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

3. Management Agreement and Other Transactions

Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings, Inc. ("SSBH"), acts as investment manager to the Fund. As compensation for its services, each Portfolio pays MMC a daily fee calculated at the following rates:
Cash Portfolio: 0.45% on the first $6.0 billion of average daily net assets, 0.425% on the next $6.0 billion, 0.40% on the next $6.0 billion and 0.35% on the average daily net assets in excess of $18.0 billion; Government Portfolio: 0.45% on the first $2.5 billion of the average daily


--------------------------------------------------------------------------------
22                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

net assets, 0.40% on the next $2.5 billion and 0.35% on average daily net assets in excess of $5.0 billion; and Retirement Portfolio: 0.45% on the first $1.0 billion of average daily net assets, 0.40% on the next $1.0 billion and 0.35% on average daily net assets in excess of $2.0 billion. These fees are calculated daily and paid monthly. For the year ended December 31, 1998, MMC waived $385,222 of its management fee for the Retirement Portfolio.

On October 8, 1998, CFBDS, Inc. became the Fund's distributor. Prior to that date Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the public as members of the selling group.

On June 12, 1998, the Portfolios existing Class C shares were renamed as Class L shares.

Pursuant to a Distribution Plan, each Portfolio makes payments to SSB, for assistance in distributing Class A and L shares, calculated at an annual rate of 0.10% of average daily net assets of each class, respectively.

For the year ended December 31, 1998, total Distribution Plan fees incurred were:

Portfolio                                         Class A                Class L
================================================================================
Cash                                            $35,597,897               $694
Government                                        5,018,837                291
Retirement                                        1,468,261                 --
================================================================================

All officers and one Director of the Fund are employees of SSB.

4. Capital Loss Carryforward

At December 31, 1998, the Cash Portfolio had, for Federal tax purposes, approximately $1,275,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on December 31 of the year indicated:

                                                     2000                2001
================================================================================
Carryforward Amounts                               $144,000           $1,131,000
================================================================================


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                23

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

5. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

6. Capital Shares

The Fund has multiple classes of shares within the Cash and Government Portfolios. Class A and Class Y shares can be purchased directly by investors; Class L shares can only be purchased by participants in the Smith Barney 401(k) Program; and, Class Z shares can only be purchased by participants in the Smith Barney Employee 401(k) Program. Effective June 12, 1998, the Fund adopted the renaming of existing Class C shares as Class L shares.

Transactions in shares of each Portfolio were as follows:

                                             Year Ended            Year Ended
Cash Portfolio                            December 31, 1998    December 31, 1997
================================================================================
Class A
  Shares sold                              160,978,115,930      133,360,262,023
  Net asset value of shares issued
    in connection with the transfer
    of net assets of the Smith Barney
    Funds, Inc. -- Income Return
    Account Portfolio (Note 7)                          --              977,206
  Shares issued on reinvestment              1,702,308,541        1,436,817,723
  Shares redeemed                         (153,590,683,868)    (131,404,913,110)
--------------------------------------------------------------------------------
  Net Increase                               9,089,740,603        3,393,143,842
================================================================================
Class L*
  Shares sold                                      532,262            1,015,538
  Shares issued on reinvestment                     36,582              103,407
  Shares redeemed                               (2,172,572)          (1,255,407)
--------------------------------------------------------------------------------
  Net Decrease                                  (1,603,728)            (136,462)
================================================================================
Class Y
  Shares sold                                  533,737,417          587,981,997
  Shares issued on reinvestment                  3,343,643            3,795,560
  Shares redeemed                             (442,533,329)        (579,375,897)
--------------------------------------------------------------------------------
  Net Increase                                  94,547,731           12,401,660
================================================================================
Class Z
  Shares sold                                    3,013,021                   --
  Shares issued on reinvestment                    119,144                  295
  Shares redeemed                               (1,100,161)                  --
--------------------------------------------------------------------------------
  Net Increase                                   2,032,004                  295
================================================================================
* On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
24                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                            Year Ended            Year Ended
Government Portfolio                     December 31, 1998     December 31, 1997
================================================================================
Class A
  Shares sold                              18,703,029,473        16,638,043,109
  Shares issued on reinvestment               238,831,953           215,119,151
  Shares redeemed                         (18,229,543,894)      (16,634,487,380)
--------------------------------------------------------------------------------
  Net Increase                                712,317,532           218,674,880
================================================================================
Class L*
  Shares sold                                      17,492                45,838
  Shares issued on reinvestment                    14,544                36,492
  Shares redeemed                                (327,096)             (562,515)
--------------------------------------------------------------------------------
  Net Decrease                                   (295,060)             (480,185)
================================================================================
Class Y
  Shares sold                                  50,233,404           293,187,265
  Shares issued on reinvestment                   393,725             1,331,017
  Shares redeemed                             (54,397,870)         (338,961,831)
--------------------------------------------------------------------------------
  Net Decrease                                 (3,770,741)          (44,443,549)
================================================================================
Class Z
  Shares sold                                  13,161,281            19,550,261
  Shares issued on reinvestment                 2,860,351             2,495,699
  Shares redeemed                             (10,384,902)           (7,675,640)
--------------------------------------------------------------------------------
  Net Increase                                  5,636,730            14,370,320
================================================================================

Retirement Portfolio
================================================================================
Class A
  Shares sold                               5,440,139,414         5,002,210,790
  Shares issued on reinvestment                70,372,913            66,161,619
  Shares redeemed                          (5,195,545,701)       (5,056,269,867)
--------------------------------------------------------------------------------
  Net Increase                                314,966,626            12,102,542
================================================================================
*     On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                25

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

7. Transfer of Net Assets

On December 5, 1997, the Cash Portfolio acquired the assets and certain liabilities of the Smith Barney Funds, Inc. -- Income Return Account Portfolio ("IRAP"), in a taxable transaction pursuant to a plan of reorganization approved by IRAP shareholders on November 19, 1997. Total shares issued by the Cash Portfolio and the total net assets of IRAP and the Cash Portfolio on the date of the transfer were as follows:

                              Shares           Total Net           Total Net
Acquired                   Issued by the       Assets of           Assets of
Fund                      Cash Portfolio         IRAP            Cash Portfolio
================================================================================
IRAP                          977,206          $977,206          $31,595,186,434
================================================================================

The net assets of the Cash Portfolio immediately after the transfer were $31,596,163,640.


--------------------------------------------------------------------------------
26                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31:

                                                             Class A Shares
                                      -------------------------------------------------------------
Cash Portfolio                          1998         1997         1996         1995        1994
===================================================================================================
Net Asset Value, Beginning of Year      $1.00        $1.00        $1.00        $1.00       $1.00
---------------------------------------------------------------------------------------------------
  Net investment income                 0.050        0.050        0.050        0.054       0.037
  Dividends from
    net investment income              (0.050)      (0.050)      (0.050)      (0.054)     (0.037)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Year            $1.00        $1.00        $1.00        $1.00       $1.00
---------------------------------------------------------------------------------------------------
Total Return                             5.07%        5.12%        4.98%        5.53%       3.73%
---------------------------------------------------------------------------------------------------
Net Assets, End of Year (billions)        $40          $31          $27          $23         $18
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                               0.63%        0.64%        0.62%        0.62%       0.64%
  Net investment income                  4.95         5.01         4.87         5.39        4.10
===================================================================================================

                                                            Class L Shares(1)
                                      --------------------------------------------------------------
Cash Portfolio                          1998         1997         1996         1995       1994(2)
====================================================================================================
Net Asset Value, Beginning of Year      $1.00        $1.00        $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------
  Net investment income                 0.050        0.051        0.050        0.054       0.007
  Dividends from
    net investment income              (0.050)      (0.051)      (0.050)      (0.054)     (0.007)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year            $1.00        $1.00        $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------
Total Return                             5.12%        5.17%        4.98%        5.53%       0.70%++
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $412       $2,016       $2,152       $1,737      $1,323
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                               0.59%        0.59%        0.62%        0.62%       0.62%+
  Net investment income                  5.07         5.05         4.87         5.39        4.77+
====================================================================================================

                                                             Class Y Shares
                                      --------------------------------------------------------------
Cash Portfolio                          1998         1997         1996         1995       1994(3)
====================================================================================================
Net Asset Value, Beginning of Year      $1.00        $1.00        $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------
  Net investment income                 0.052        0.052        0.051        0.054       0.0004
  Dividends from
    net investment income              (0.052)      (0.052)      (0.051)      (0.054)     (0.0004)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year            $1.00        $1.00        $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------------
Total Return                             5.29%        5.32%        5.09%        5.50%        0.40%++
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)       $159          $64          $52          $30         $0.5
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                               0.42%        0.43%        0.52%        0.51%        0.53%+
  Net investment income                  5.17         5.22         4.97         5.29         5.23+
====================================================================================================

(1)   On June 12, 1998, Class C shares were renamed Class L shares.
(2)   For the period from November 10, 1994 (inception date) to December 31,
      1994.
(3)   For the period from December 29, 1994 (inception date) to December 31,
      1994.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                27

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31:

                                                             Class Z Shares
                                      --------------------------------------------------------------
Cash Portfolio                          1998         1997         1996         1995       1994(1)
====================================================================================================
Net Asset Value, Beginning of Year      $1.00        $1.00        $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------
  Net investment income                 0.052        0.052        0.051        0.055       0.006
  Dividends from
    net investment income              (0.052)      (0.052)      (0.051)      (0.055)     (0.006)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year            $1.00        $1.00        $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------
Total Return                             5.29%        5.33%        5.06%        5.63%       0.60%++
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)         $2           $6           $6           $5          $5
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                               0.43%        0.44%        0.53%        0.52%       0.47%+
  Net investment income                  5.21         5.21         4.96         5.49        5.12+
====================================================================================================

                                                             Class A Shares
                                      --------------------------------------------------------------
Government Portfolio                    1998         1997         1996         1995        1994
====================================================================================================
Net Asset Value, Beginning of Year      $1.00        $1.00        $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------
  Net investment income                 0.049        0.049        0.048        0.053       0.036
  Dividends from
    net investment income              (0.049)      (0.049)      (0.048)      (0.053)     (0.036)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year            $1.00        $1.00        $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------
Total Return                             5.00%        5.04%        4.89%        5.45%       3.63%
----------------------------------------------------------------------------------------------------
 Net Assets, End of Year (billions)        $5           $5           $4           $4          $4
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                               0.60%        0.61%        0.61%        0.60%       0.61%
  Net investment income                  4.88         4.92         4.78         5.31        4.03
====================================================================================================

                                                           Class L Shares(2)(3)
                                      --------------------------------------------------------------
Government Portfolio                    1998         1997         1996         1995        1994
====================================================================================================
Net Asset Value, Beginning of Year      $1.00        $1.00        $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------
  Net investment income                 0.049        0.049        0.048        0.053       0.036
  Dividends from
    net investment income              (0.049)      (0.049)      (0.048)      (0.053)     (0.036)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year            $1.00        $1.00        $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------
Total Return                             5.01%        5.04%        4.89%        5.46%       3.63%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $206         $502         $982       $1,459      $3,961
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                               0.59%        0.61%        0.61%        0.60%       0.61%
  Net investment income                  4.94         4.90         4.78         5.36        3.78
====================================================================================================

(1)   For the period from November 15, 1994 (inception date) to December 31,
      1994.
(2)   The inception date for Class L shares is March 5, 1993.
(3)   On June 12, 1998, Class C shares were renamed Class L shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
28                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31:

                                                            Class Y Shares
                                      --------------------------------------------------------------
Government Portfolio                    1998         1997         1996         1995       1994(1)
====================================================================================================
Net Asset Value, Beginning of Year      $1.00        $1.00        $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------
  Net investment income                 0.050        0.050        0.049        0.054       0.036
  Dividends from
    net investment income              (0.050)      (0.050)      (0.049)      (0.054)     (0.036)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year            $1.00        $1.00        $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------
Total Return                             5.13%        5.14%        4.99%        5.55%       3.65%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)         $3,659       $7,430      $51,873       $5,376        $917
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                               0.48%        0.51%        0.51%        0.50%       0.60%
  Net investment income                  5.06         4.98         4.88         5.51        3.58
====================================================================================================

                                                             Class Z Shares
                                      --------------------------------------------------------------
Government Portfolio                    1998         1997         1996         1995      1994(2)(3)
====================================================================================================
Net Asset Value, Beginning of Year      $1.00        $1.00        $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------
  Net investment income                 0.050        0.050        0.049        0.054       0.007
  Dividends from
    net investment income              (0.050)      (0.050)      (0.049)      (0.054)     (0.007)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year            $1.00        $1.00        $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------
Total Return                             5.13%        5.14%        4.99%        5.56%       0.70%++
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)         $57         $51          $37           $31        $30
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                               0.47%        0.51%        0.51%        0.50%       0.51%+
  Net investment income                  5.01         5.03         4.88         5.42        4.93+
====================================================================================================

(1)   On November 7, 1994, the former Class C shares were renamed as Class Y shares.
(2)   For the period from November 9, 1994 (inception date) to December 31,
      1994.
(3)   On November 7, 1994, the former Class Y shares were renamed as Class Z shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                29

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31:

                                                             Class A Shares
                                      --------------------------------------------------------------
Retirement Portfolio                    1998         1997         1996         1995        1994
====================================================================================================
Net Asset Value, Beginning of Year      $1.00        $1.00        $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------
   Net investment income(1)             0.049        0.049        0.048        0.053       0.036
   Dividends from
     net investment income             (0.049)      (0.049)      (0.048)      (0.053)     (0.036)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year            $1.00        $1.00        $1.00        $1.00       $1.00
----------------------------------------------------------------------------------------------------
Total Return                             5.04%        5.03%        4.86%        5.42%       3.67%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)     $1,682       $1,367       $1,355       $1,280      $1,061
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(1)(2)                         0.70%        0.71%        0.71%        0.72%       0.70%
  Net investment income                  4.92         4.92         4.75         5.28        3.57
====================================================================================================

(1) The investment manager waived a portion of their management fees for the year ended December 31, 1998. If such fees were not waived, the per share decrease on net investment income and the actual expense ratio would have been 0.0002 and 0.72%, respectively.
(2) As a result of the 0.70% voluntary expense limitation for the ratio of expenses to average net assets, the investment manager will reimburse fees for the amount that exceeds the limitation.

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

Percentage of ordinary dividends paid by the Fund from net investment income derived from Federal obligations and that may be exempt from taxation at the state level:

      o Cash Portfolio               0.66%
      o Government Portfolio        13.73%
      o Retirement Portfolio         0.57%


--------------------------------------------------------------------------------
30                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Smith Barney Money Funds, Inc.:

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Smith Barney Money Funds, Inc. (comprised of the Cash, Government and Retirement Portfolios) as of December 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Smith Barney Money Funds, Inc. as of December 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                                 /s/ KPMG LLP

New York, New York
February 9, 1999


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                31

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

On March 9, 1998, a special meeting of shareholders of the Fund was held for the purpose of voting on the following matters:

      1.    To elect Directors of the Fund; and

      2. To approve or disapprove the reclassification, modification and/or elimination of certain fundamental investment policies.

      The results of the vote on Proposal 1 were as follows:

                             Shares Voted            Percentage      Shares Voted      Percentage
Name of Directors                 For               Shares Voted        Against       Shares Voted
==================================================================================================
Donald R. Foley            18,263,787,910.365          96.800%      603,735,474.755      3.200%
Paul Hardin                18,286,836,891.365          96.922       580,686,493.755      3.078
Heath B. McLendon          18,292,038,763.375          96.950       575,484,621.745      3.050
Roderick C. Rasmussen      18,273,216,574.365          96.850       594,306,810.755      3.150
John P. Toolan             18,287,545,987.335          96.926       579,977,397.785      3.074
==================================================================================================

Proposal 2 requested that shareholders approve certain changes to the fundamental policies of the Fund in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Fund. The following chart demonstrates that all proposals were approved by shareholders.

Please note that "M" indicates a modification of the policy; "E" indicates the elimination of the policy; and "R" indicates the reclassification of the policy from fundamental (which would require shareholder approval to change) to non-fundamental (which can be changed by a vote of the Board of Trustees).

                                                                Cash, Government
                                                                 and Retirement
                                                                   Portfolios
================================================================================
M Diversification                                                   Approved
--------------------------------------------------------------------------------
M Borrowing                                                         Approved
--------------------------------------------------------------------------------
E Ability to Pledge Assets                                          Approved
--------------------------------------------------------------------------------
M Lending by the Fund                                               Approved
--------------------------------------------------------------------------------
R Margin and Short Sales                                            Approved
--------------------------------------------------------------------------------
M Real Estate and Commodities                                       Approved
--------------------------------------------------------------------------------
R Restricted and Illiquid Securities                                Approved
--------------------------------------------------------------------------------
R Purchases of Securities of Other Investment Companies             Approved
--------------------------------------------------------------------------------
R Exercising Control or Management                                  Approved
--------------------------------------------------------------------------------
R Investing in Oil, Gas and Mineral Exploration                     Approved
--------------------------------------------------------------------------------
R Puts, Calls and Combinations Thereof                              Approved
================================================================================



--------------------------------------------------------------------------------
32                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited) (continued)
--------------------------------------------------------------------------------

The information below reports the lowest percentage of shares voting for the proposals, the highest percentage of shares voting against and abstaining by shareholders of the Fund on all proposals.

Cash Portfolio

                          Percentage                       Percentage                         Percentage
   Shares Voted            of Shares       Shares Voted     of Shares     Shares of             Shares
       For                   Voted           Against          Voted      Abstaining            Abstained
========================================================================================================
14,035,433,186.926          88.557%      487,786,317.900      3.077%  1,325,878,358.894         8.366%
========================================================================================================

Government Portfolio

                          Percentage                       Percentage                         Percentage
   Shares Voted            of Shares       Shares Voted     of Shares     Shares of             Shares
       For                   Voted           Against          Voted      Abstaining            Abstained
========================================================================================================
2,036,513,417.080           86.940%      110,887,522.200      4.734%    195,024,730.770         8.326%
========================================================================================================

Retirement Portfolio

                          Percentage                       Percentage                         Percentage
   Shares Voted            of Shares       Shares Voted     of Shares     Shares of             Shares
       For                   Voted           Against          Voted      Abstaining            Abstained
========================================================================================================
594,961,438.160             87.278%       28,170,032.930      4.132%     58,555,395.010         8.590%
========================================================================================================


--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                33

                                                            SALOMON SMITH BARNEY
                                                            --------------------
                                                    A member of citigroup [LOGO]

Directors

Donald R. Foley
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Phyllis M. Zahorodny
Vice President

Martin R. Hanley
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Manager
Mutual Management Corp.

Distributor
CFBDS, Inc.

Custodian
PNC Bank, N.A.


Shareholder
Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Money Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Money Funds, Inc.
388 Greenwich Street
New York, New York 10013

www.smithbarney.com

FD0858 2/99